Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Amount Incurred by the Group

Amounts incurred by the Group

	For the Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Data collection service expense (i) .	38,297	84,362	109,666

(i)

PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

Summary of Expenses Paid on Behalf of Related Party	Expenses paid on behalf of related party, for which the Group was reimbursed

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
PPcredit	13,526	—	—

Summary of Amounts Due to Related Party	Amounts due to related party

	As of December 31,
	2017	2018
	RMB	RMB
PPcredit	11,972	—

Summary of Amounts Due From Related Party	Amounts due from related party

	As of December 31,
	2017	2018
	RMB	RMB
PPcredit	—	2,830